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REZA PISHVA

December 31, 2013	reza.pishva@dechert.com +1 213 808 5736 Direct

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C 20549-1090

Re:	RBC Funds Trust (SEC File Nos. 333-111986 / 811-21475)

Dear Sir or Madam:

On behalf of RBC Funds Trust, an open-end management investment company (the “Trust’), attached for electronic filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, is one copy of Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed for the purpose of registering Class F shares of the RBC Short Duration Fixed Income Fund and the RBC Ultra-Short Fixed Income Fund (the “Funds”), a new share class for each of the Funds.

No fee is required in connection with this filing. Please direct any comments or questions on the enclosed materials to the undersigned at (213) 808-5736. Thank you in advance for your consideration.

Very truly yours,

/s/ Reza Pishva

Reza Pishva

Enclosures